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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Heritage Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marguerite Mills
Title:            Director, General Counsel
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

 /s/ Marguerite Mills            London, United Kingdom        August 9, 2011
      [Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $1,635,486,773.80


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT - 30 JUNE 2011

                          Item 2 -
                          Title       Item 3 -                  Item 4: FMV    Item 5:     Item 6: Inv   Item 7:      Item 8:
Item 1 - Stock Name       or Class    CUSIP         Portfolio   (in US$)       Shares      Discretion    Manager   Voting Authority
------------------------  ---------  ---------      ---------   ----------     -------     -------       -------   ----------------
AMERICA MOVIL ADR         ADR        02364W105              626,784,854.64       11,632,978  sole       1  sole            9,181,400
                                                                                                           none            2,451,578

BANCO MACRO BANSUD ADR    ADR        05961W105               76,793,352.00        2,034,800  sole       1  sole            2,000,300
                                                                                                           none               34,500

BANCO SANTANDER BRASIL -
ADS                       ADS        05967A107              239,636,842.54    20,458,177.00  sole       1  sole           16,130,588
                                                                                                           none            4,327,589

BANCOLOMBIA ADR           ADR        05968L102
                                                            174,782,685.96        2,619,252  sole       1  sole            1,846,653
                                                                                                           none              772,599

CNINSURE ADR              ADR        18976M103               49,678,265.43     3,372,591.00  sole       1  sole            3,238,294
                                                                                                           none              134,297

EMBOTELLADORA ANDINA
ADR REP A                 ADR        29081P204               7,076,331.42          282,714  sole       1  sole              158,095
                                                                                                           none              124,619

EMBOTELLADORA ANDINA
ADS REP B                 ADS        29081P303               74,586,597.40        2,585,324  sole       1  sole            2,067,432
                                                                                                           none              517,892

FEMSA ADS                 ADS        344419106              351,699,320.43        5,289,507  sole       1  sole            4,290,909
                                                                                                           none              998,598
INFOSYS TECHNOLOGY
LTD ADR                   ADR        456788108                6,337,877.26           97,162  sole       1  sole               97,162
                                                                                                           none                    0

PLATINUM GROUP
METALS LTD                ORD        72765Q205               16,512,009.95        9,485,560  sole       1  sole            9,485,560
                                                                                                           none                    0

RETALIX LTD               ORD        M8215W109               11,598,636.77          842,618  sole       1  sole              842,618
                                                                                                           none                    0

                                                          ----------------
                                                          1,635,486,773.80
                                                          ================